Capital Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Outstanding Warrants to Purchase Shares of Common Stock

At December 31, 2016, outstanding warrants to purchase shares of common stock are as follows:

Shares Underlying Outstanding Warrants	Exercise Price	Expiration Date
28,097,400	$0.650	June 2018
22,011,265	$0.750	November 2019
2,272,727	$0.275	August 2020
28,274,910	$0.420	February 2021
80,656,302